Document and Entity Information	Jan. 23, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	UNIVERSAL STAINLESS & ALLOY PRODUCTS INC
Amendment Flag	false
Entity Central Index Key	0000931584
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 23, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39467
Entity Tax Identification Number	25-1724540
Entity Address, Address Line One	600 Mayer Street
Entity Address, City or Town	Bridgeville
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15017
City Area Code	(412)
Local Phone Number	257-7600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value 0001 Per Share Custom [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	USAP
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights Custom [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NASDAQ